Disclosures about The Temporary Exemption From IFRS 9 - Summary of Credit Risk Exposure for Financial Assets with Contractual Terms that Give Rise on SPPI (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1],[2]	¥ 1,570,869	¥ 1,457,888
Domestic listed [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1],[2]	1,563,075	1,455,484
Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1],[2]	7,794	2,404
Rating not required [member] | Domestic listed [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1],[2],[3]	657,905	653,328
AAA credit rating [member] | Domestic listed [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1],[2]	893,336	787,908
AAA credit rating [member] | Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1],[2]	30
AA plus credit rating [member] | Domestic listed [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1],[2]	7,671	13,026
AA credit rating [member] | Domestic listed [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1],[2]	1,163	1,152
AA minus credit rating [member] | Domestic listed [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1],[2]	3,000	70
A Plus Credit Rating [Member] | Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1],[2]	4,014
A credit rating [member] | Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1],[2]	3,541	1,755
A minus credit rating [member] | Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1],[2]	35	493
BBB plus credit rating [member] | Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1],[2]	135	118
BBB minus credit rating [member] | Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1],[2]	14	14
Not rated [member] | Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1],[2]	¥ 25	¥ 24

[1]	Credit risk ratings for domestic assets are provided by domestic qualified external rating agencies and credit risk ratings for overseas assets are provided by overseas qualified external rating agencies.
[2]	For financial assets measured at amortised cost, carrying amount before adjusting impairment allowance is disclosed here.
[3]	Mainly including government bonds and policy financial bonds.